Share Compensation and Employee Benefit Plans - Summary of Share Compensation Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of shares
Beginning balance (in shares)	4,305,650
Ending balance (in shares)		4,305,650
Restricted Share Units
Number of shares
Beginning balance (in shares)	4,305,650
Granted (in shares)	723,658
Vested (in shares)	(4,305,650)
Ending balance (in shares)	723,658	4,305,650
Weighted average grant date fair value
Beginning Balance (in dollars per share)	$ 8.33
Granted (in dollars per share)		$ 12.89
Vested (in dollars per share)		8.33
Ending Balance (in dollars per share)	$ 12.89	$ 8.33
Performance Share Units
Number of shares
Beginning balance (in shares)	0
Granted (in shares)	286,042
Ending balance (in shares)	286,042	0
Weighted average grant date fair value
Beginning Balance (in dollars per share)	$ 0
Granted (in dollars per share)		$ 12.90
Ending Balance (in dollars per share)	$ 12.90	$ 0